CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Cost of revenue, related party	¥ 92,591	¥ 69,333	¥ 51,814
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0